Consolidated Balance Sheets (Parentheticals)	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars) | $	$ 1,455,000		$ 1,449,000
Ordinary shares, nominal value (in Dollars per share) | ₪ / shares		₪ 0.01
Ordinary shares, authorized	180,000,000
Ordinary shares, outstanding	70,440,000		69,656,000